Shareholder Report, Average Annual Return (Details)		8 Months Ended		12 Months Ended	14 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000256834
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ALLW
C000253656
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DECO
C000253658
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HECO
C000253657
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TEKX
C000255285
Average Annual Return [Line Items]
Line Graph and Table Measure Name				PRIV
Without Sales Load [Member] | C000256834
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]		14.38%
Without Sales Load [Member] | C000253656
Average Annual Return [Line Items]
Average Annual Return, Percent				77.58%	102.91%
Without Sales Load [Member] | C000253658
Average Annual Return [Line Items]
Average Annual Return, Percent				53.88%	76.03%
Without Sales Load [Member] | C000253657
Average Annual Return [Line Items]
Average Annual Return, Percent				49.91%	70.66%
Without Sales Load [Member] | C000255285
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	4.93%
SSGA Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Average Annual Return, Percent			18.43%
SSGA Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Average Annual Return, Percent				22.64%	22.95%
SSGA Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Average Annual Return, Percent				22.64%	22.95%
SSGA Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Average Annual Return, Percent				22.64%	22.95%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.22%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI IMI Index
Average Annual Return, Percent			18.46%

[1]	Returns are not annualized.
[2]	Returns are not annualized.